Federated Project and Trade Finance Core Fund
Portfolio of Investments
June 30, 2019 (unaudited)
Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—72.2%
		Basic Industry - Chemicals—3.2%
$ 7,000,000	[2]	ETG Agri Inputs FZE Dubai, 5.631% (1-month USLIBOR +3.250%), 8/16/2019	5/15/2018 - 4/22/2019	$ 7,000,000	$ 7,000,000
2,396,245	[2]	Kuwait Paraxylen Revolver, 3.102% (1-month USLIBOR +0.700%), 6/15/2021	5/31/2018 - 10/26/2018	2,369,699	2,378,273
5,772,974	[2]	Kuwait Paraxylen Term, 3.102% (1-month USLIBOR +0.700%), 6/15/2021	5/31/2018 - 10/26/2018	5,711,855	5,729,677
4,519,771	[2]	Qatar Chemical Co. II Ltd., 3.534% (3-month USLIBOR +0.950%), 1/10/2020	7/31/2018 - 10/30/2018	4,513,569	4,526,551
		TOTAL			19,634,501
		Basic Industry - Forestry/Paper—0.8%
5,100,000	[2]	Bahia Cellulose, 5.381% (1-month USLIBOR +3.000%), 7/18/2023	11/20/2017	5,101,913	5,110,200
		Basic Industry - Metals & Mining—0.8%
5,000,000	[2]	Arcelormittal, 4.208% (6-month USLIBOR +1.900%), 12/12/2022	12/19/2018 - 6/20/2019	5,000,000	5,000,000
		Basic Industry - Metals/Mining Excluding Steel—2.8%
2,299,363	[3,4,5]	Discovery Copper, 5.134%, 3/1/2015	9/29/2011 - 9/22/2015	2,294,479	689,809
11,000,000	[2]	Harmony Gold Mining Co. Ltd., 5.674% (3-month USLIBOR +3.150%), 8/17/2020	7/31/2018 - 3/19/2019	11,007,500	10,983,500
1,180,906	[2]	Kazakhmys II, 5.402% (1-month USLIBOR +4.500%), 6/30/2021			1,166,735
4,722,222	[2]	Suek Tranche B, 5.403% (1-month USLIBOR +3.000%), 5/17/2022	6/15/2017 - 11/24/2017	4,723,104	4,700,972
		TOTAL			17,541,016
		Basic Industry - Steel Producers/Products—2.0%
5,400,000	[2]	Ferrexpo AG, 7.065% (3-month USLIBOR +4.500%), 11/6/2022	3/7/2018 - 3/1/2019	5,367,094	5,408,100
7,059,000	[2]	Metinvest BV, 7.131% (1-month USLIBOR +4.750%), 10/18/2022	11/19/2018	6,850,230	6,836,641
		TOTAL			12,244,741
		Capital Goods - Aerospace & Defense—0.5%
2,296,298	[2]	Gulf Air BSC, 5.640% (1-month USLIBOR +3.250%), 1/19/2022	3/27/2017	2,297,159	2,296,298
833,333	[2]	TAAG Angola Airlines, 7.360% (3-month USLIBOR +4.950%), 6/9/2020	6/16/2014	820,625	827,917
		TOTAL			3,124,215
		Consumer Cyclical - Apparel/Textiles—1.0%
2,565,000	[2]	PT Delta Dunia Sandang Tekstil, 7.584% (3-month USLIBOR +5.000%), 10/10/2021	10/6/2016	2,541,915	2,565,000
3,935,077		PT Pan Brothers TBK, 3.978% - 4.045%, 10/1/2019	3/5/2019 - 5/31/2019	3,935,077	3,935,077
		TOTAL			6,500,077
		Consumer Non-Cyclical - Beverage—0.7%
4,625,000	[2]	Consolidated International Beverage Investments SPC Limited, 5.329% (3-month USLIBOR +3.000%), 11/24/2020	5/29/2018	4,603,263	4,578,750
		Consumer Non-Cyclical/Food-Wholesale—7.3%
2,600,000		Agrofertil, 4.138%, 4/3/2020	4/12/2019	2,496,740	2,507,700
642,978	[6]	Banacol, 1.750%, 6/28/2025	1/2/2013 - 6/28/2017	636,615	383,986
5,023,095		Brf SA, 5.410%, 7/8/2019	3/29/2019	4,946,843	4,957,795
1,882,161		Dansk Landbrugs Grovvareselskab amba (DLG), 3.718%, 7/12/2019	5/7/2019	1,869,329	1,867,103
591,874		Gambia, Government of, 5.671% - 5.820%, 10/11/2019	7/17/2018 - 10/15/2018	591,874	593,058

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Consumer Non-Cyclical/Food-Wholesale—continued
$ 4,200,000		Gambia, Government of, 5.745%, 7/2/2020	2/26/2019 - 3/6/2019	$ 4,200,000	$ 4,195,800
1,100,864	[5,6]	GVO, 5.334%, 11/2/2015	4/13/2011	1,105,045	990,778
4,164,624	[2]	Metl Group, 5.304% (3-month USLIBOR +2.900%), 9/30/2019	10/22/2018 - 6/27/2019	4,164,624	4,150,047
5,000,000	[3,4,6]	Molino Canuelas, 9.900%, 12/16/2020	12/29/2016	4,950,000	2,750,000
10,000,000	[2]	Olam Nigeria, 3.521% (3-month USLIBOR +1.050%), 9/5/2019	2/28/2019	10,000,000	10,000,000
4,000,000		PT Pacific Indopalm Industries, 3.660%, 10/18/2019	3/5/2019 - 3/14/2019	4,000,000	4,000,000
2,571,428	[3,4,5]	REI Agro Ltd., 8.342%, 10/31/2014	10/31/2012 - 11/3/2014	2,571,429	771,429
1,667,000	[3,4,5,6]	Seara, 5.844%, 6/15/2017	10/29/2014 - 12/8/2014	1,658,665	406,081
2,500,000	[2]	Vicentin SAIC, 7.015% (3-month USLIBOR +4.500%), 5/21/2022	5/21/2019	2,500,000	2,498,750
5,500,000	[2]	Vicentin SIAC, 7.667% (3-month USLIBOR +6.000%), 1/15/2024	11/5/2015 - 2/21/2018	5,483,036	5,549,500
		TOTAL			45,622,027
		Consumer Products—2.3%
EUR 6,040,000		Burkina Faso, Government of, 3.330%, 11/8/2019	2/7/2019 - 4/16/2019	6,851,872	6,898,992
$ 7,266,071		Burkina Faso, Government of, 4.938%, 8/28/2019	3/21/2019 - 6/20/2019	7,266,071	7,280,603
		TOTAL			14,179,595
		Energy - Exploration & Production—4.6%
10,005	[3,4,5]	Circle Petro, 7.132%, 6/11/2018	11/7/2014	9,739	4,502
1,000,000	[2]	EGPC African Export-Import Bank (Afreximbank), 8.207% (3-month USLIBOR +5.600%), 12/6/2019	6/20/2017	1,000,000	994,000
4,125,881	[2,5,6]	EMP II, 12.438% (1-month USLIBOR +10.000%), 12/10/2018	12/18/2013 - 6/28/2019	4,059,075	1,270,771
IDR 92,802,406,180	[2]	PT MaxPower, 0.170% (3-month USLIBOR +0.001%), 6/10/2039	6/12/2019	5,364,999	5,422,643
$ 270,834	[2]	Rosneft Oil Co., 4.402% (1-month USLIBOR +2.000%), 7/31/2019	9/18/2017	270,931	269,479
3,572,111	[2]	SHT, 4.601% (1-month USLIBOR +2.000%), 9/30/2020	8/26/2014	3,499,935	3,364,929
3,949,135	[2]	SNPC, 7.420% (1-month USLIBOR +4.900%), 3/4/2020	7/28/2015	3,949,135	3,765,501
1,333,333	[2]	Sonangol Finance Ltd., 5.932% (3-month USLIBOR +3.350%), 10/27/2021	4/23/2018	1,320,833	1,316,000
4,427,451	[2]	Sonangol, 5.729% (3-month USLIBOR +3.400%), 7/30/2021	11/29/2016 - 2/19/2019	4,316,269	4,405,314
207,189	[3,4,5,6]	SV Oil & Natural Gas Ltd., 7.219%, 9/14/2013	9/10/2009 - 6/7/2017	207,189	24,756
7,500,000	[2]	Yibal Export Pdo, 4.184% (1-month USLIBOR +1.600%), 6/30/2023	7/27/2016	7,426,750	7,481,250
		TOTAL			28,319,145
		Energy - Integrated Energy—1.4%
5,426,597	[2]	Kazmunaigaz BV, 4.252% (1-month USLIBOR +1.850%), 3/31/2020	5/13/2019	5,423,949	5,442,876
3,000,000	[2]	Staatsolie Maatschappij Suriname NV, 7.511% (3-month USLIBOR +5.125%), 5/23/2025	6/21/2019	3,000,000	3,006,000
		TOTAL			8,448,876
		Energy - Oil Refining and Marketing—5.5%
6,416,667	[2]	Dangote, 9.187% (6-month USLIBOR +6.500%), 8/31/2023	6/20/2014 - 8/2/2018	6,382,917	6,439,125
7,442,014		Egypt, Government of, 4.847% - 5.107%, 3/12/2020	11/14/2018 - 3/15/2019	7,442,014	7,434,572
7,500,000		Pakistan, Government of, 4.905% - 5.030%, 4/9/2020	2/21/2019 - 4/16/2019	7,500,000	7,500,000
2,065,252	[3,4,5]	Samir Energy II, 5.541%, 12/31/2015	5/30/2014	2,057,288	1,033,659

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Energy - Oil Refining and Marketing—continued
$11,785,714	[2]	SOCAR Energy, 4.951% (6-month USLIBOR +2.400%), 5/22/2020	11/30/2018 - 6/10/2019	$ 11,785,715	$ 11,785,714
		TOTAL			34,193,070
		Finance/Banks/Brokers—14.8%
5,500,000	[2]	Banco del Pacifico, 7.523% (3-month USLIBOR +5.000%), 5/15/2024	5/21/2019	5,500,000	5,494,500
6,000,000	[2]	Banco Do Brasil S.A., 3.323% (3-month USLIBOR +0.800%), 8/24/2019	1/28/2019	6,000,000	5,997,000
3,333,333	[2]	Banco Supervielle SA, 5.368% (3-month USLIBOR +2.850%), 11/15/2020	6/28/2018	3,311,667	3,340,000
6,000,000	[2]	Commercial Bank International, UAE, 3.432% (3-month USLIBOR +0.850%), 10/31/2019	1/30/2019	6,000,000	5,985,000
6,000,000	[2]	Commercial Bank of Qatar QSC/The, 3.479% (12-month USLIBOR +0.550%), 10/11/2019	1/24/2019	6,000,000	6,003,000
9,000,000	[2]	Eastern and Southern African Trade and Development Bank, 3.802% (3-month USLIBOR +1.200%), 10/3/2020	10/4/2018	9,000,000	8,995,500
814,849		Ecobank Transnational, Inc., 3.188%, 12/18/2019	3/29/2019 - 6/19/2019	814,849	814,442
3,000,000	[2]	National Bank of Egypt, 5.429% (6-month USLIBOR +2.750%), 3/16/2020	7/10/2018	3,000,000	3,004,500
EUR 4,000,000		OJSC Belinvestbank, 3.250%, 12/20/2019	12/20/2018	4,572,798	4,552,949
$ 5,000,000	[2]	QNB Finansbank AS/Turkey, 4.277% (6-month USLIBOR +2.000%), 12/18/2019	3/6/2019	4,971,750	4,960,000
3,058,323		QNB Finansbank AS/Turkey, 5.050%, 8/19/2019	2/22/2019	2,985,044	2,983,394
1,269,767		QNB Finansbank AS/Turkey, 5.050%, 8/26/2019	2/26/2019	1,238,495	1,242,467
10,000,000		Turk Exim Bank, 4.625%, 11/26/2019	2/28/2019	10,000,000	9,940,000
1,911,780		Turkiye Garanti Bankasi AS, 4.700%, 7/29/2019	2/22/2019	1,874,100	1,867,809
10,000,000	[2]	Turkiye Is Bankasi (Isbank) A.S., 4.427% (6-month USLIBOR +1.750%), 8/21/2019	3/1/2019	10,000,000	10,025,000
5,000,000		Zenith Bank (Ghana) Ltd., 5.404%, 4/17/2020	4/16/2019	4,997,500	5,000,000
6,000,000	[2]	Zenith Bank (Ghana) Ltd., 5.737% (6-month USLIBOR +3.050%), 8/27/2019	3/2/2018 - 3/4/2019	6,000,000	6,000,000
EUR 5,000,000		Ziraat Bankasi, 1.900%, 4/14/2020	4/16/2019	5,561,553	5,685,501
		TOTAL			91,891,062
		Foreign Sovereign—13.4%
$ 5,628,596	[2]	Armenia International Airports CJSC, 7.716% (6-month USLIBOR +5.500%), 12/23/2022	12/28/2017 - 10/12/2018	5,684,881	5,665,182
6,000,000	[2]	Bank of Industry, 8.474% (3-month USLIBOR +6.000%), 1/21/2021	6/5/2018	6,000,000	5,970,000
5,000,000	[2]	Bank of Kigali Ltd., 8.986% (3-month USLIBOR +6.250%), 10/19/2021	6/19/2017	5,000,000	4,967,500
3,500,000	[2]	Bank of Lao, 6.679% (3-month USLIBOR +4.350%), 12/29/2019			3,500,000
EUR 5,413,227		Cameroon, Government of, 3.613%, 10/15/2019	3/13/2019 - 6/25/2019	6,124,057	6,155,381
$ 1,142,857	[2]	Cocobod 2019, 3.002% (1-month USLIBOR +0.600%), 8/31/2019	12/7/2018	1,142,857	1,142,857
2,001,709		Djibouti, Government of, 5.505%, 8/5/2019	6/4/2019	2,001,709	1,996,705
9,661,692		Egypt, Government of, 4.164% - 4.587%, 6/22/2020	5/15/2019 - 6/25/2019	9,661,692	9,666,522
8,333,333	[2]	JSC Partnership, 6.966% (12-month USLIBOR +4.000%), 9/22/2020	9/22/2017 - 10/17/2018	8,389,000	8,500,000
7,500,000	[2]	Kenya, Government of, 9.132% (6-month USLIBOR +6.450%), 2/27/2026	4/16/2019	7,465,000	7,436,250
4,934,199		Maldives, Government of, 4.845% - 5.033%, 10/15/2019	4/9/2019 - 6/28/2019	4,934,199	4,934,199
4,285,714	[2]	Ministry of Finance Tanzania, 7.416% (6-month USLIBOR +5.200%), 6/23/2022	6/26/2017	4,260,000	4,281,429
3,000,000	[2]	Ministry of Finance Zambia, 8.869% (6-month USLIBOR +6.000%), 7/13/2020	7/17/2017	3,000,000	2,988,000
2,244,261		Pakistan, Government of, 4.568% - 5.044%, 6/22/2020	5/17/2019 - 6/27/2019	2,244,261	2,240,895
2,822,529		Pakistan, Government of, 4.743% - 4.776%, 7/18/2019	7/5/2018 - 7/20/2018	2,822,529	2,822,529
EUR 4,500,000		Senegal, Government of, 4.800%, 6/10/2020	2/4/2019	5,244,665	5,211,614
$ 3,334,000	[2]	Sri Lanka, Government of, 4.559% (6-month USLIBOR +2.000%), 5/26/2020	9/12/2017	3,320,839	3,325,665

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Foreign Sovereign—continued
$ 2,707,124		Tunisia, Government of, 2.418%, 8/26/2019	2/25/2019	$ 2,707,124	$ 2,707,124
		TOTAL			83,511,852
		Government Guarantee—0.1%
625,000	[2]	Trade Bank of Iraq, 5.570% (3-month USLIBOR +3.250%), 7/1/2019	4/27/2017 - 9/20/2017	625,000	626,875
		Services - Airlines—0.4%
2,564,103	[2]	Pakistan International Airlines, 5.553% (1-month USLIBOR +3.150%), 2/24/2021	9/27/2017	2,538,461	2,544,872
		Services - Building & Construction—0.7%
4,444,968	[2,6]	SBG Ltd., 6.381% (3-month USLIBOR +4.000%), 6/30/2020	4/16/2018	4,370,885	4,222,719
		Services - Railroads—1.0%
2,917,213	[2]	Autopistas Urbanas SA (AUSA), 6.018% (3-month USLIBOR +3.500%), 11/15/2022	5/19/2017 - 11/13/2017	2,873,455	2,907,003
3,611,111	[2]	Ethiopian Railway Corp., 6.561% (6-month USLIBOR +3.750%), 8/1/2021	5/4/2017	3,611,111	3,585,833
		TOTAL			6,492,836
		Services - Support-Services—0.8%
5,045,790	[2]	Airport International Group, 4.338% (6-month USLIBOR +1.750%), 11/15/2023	7/20/2016	4,719,159	5,081,111
		Services - Transportation Excluding Air/Rail—0.8%
5,180,000	[2]	Asyaport, 7.252% (6-month USLIBOR +4.400%), 1/10/2024	7/28/2016	5,180,000	5,180,000
		Supranational—3.1%
6,000,000	[2]	Africa Finance Corp., 3.311% (3-month USLIBOR +1.000%), 12/27/2021	1/10/2019	5,941,500	5,925,000
5,000,000	[2]	Africa Finance Corp., 3.642% (3-month USLIBOR +1.050%), 12/15/2020	3/21/2018	4,971,500	5,007,500
3,000,000	[2]	African Export-Import Bank (Afreximbank), 3.479% (3-month USLIBOR +1.150%), 6/28/2020	7/26/2018	2,995,250	3,012,000
5,000,000	[2]	African Export-Import Bank (Afreximbank), 4.020% (3-month USLIBOR +1.400%), 5/8/2020	4/2/2019	5,002,250	5,000,000
		TOTAL			18,944,500
		Telecommunications - Fixed Line—0.8%
4,835,000	[2]	INT Towers, 7.346% (3-month USLIBOR +4.750%), 12/10/2021	2/17/2015 - 12/4/2017	4,805,000	4,798,737
		Telecommunications - Wireless—2.2%
2,100,000	[2]	MTN Group Ltd., 4.671% (3-month USLIBOR +2.150%), 8/25/2021	7/12/2018	2,089,500	2,087,400
12,000,000		Zain Telecommunications, 4.434%, 11/13/2019	6/20/2019	11,788,022	11,820,000
		TOTAL			13,907,400
		Utility - Electric-Generation—1.2%
1,556,349	[2]	Casablanca & Giacote Solar PV Project, 5.480% (6-month USLIBOR +2.625%), 5/15/2020	5/15/2017	1,525,222	1,550,902
1,038,556	[2]	Egypt Electric AfreximBK, 7.876% (3-month USLIBOR +5.250%), 4/10/2020	8/3/2017	1,038,557	1,035,960
4,176,600	[2]	Egypt Electric, 6.982% (3-month USLIBOR +4.250%), 5/5/2020	12/11/2015 - 2/13/2019	4,163,245	4,103,509
500,000	[2]	MOF Angola Soyo, 7.829% (3-month USLIBOR +5.500%), 12/30/2019	3/29/2016	497,860	497,250
		TOTAL			7,187,621
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $460,561,303)			448,885,798
		INVESTMENT COMPANY—26.2%
162,700,173		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.45%[7] (IDENTIFIED COST $162,721,877)			162,748,983
		TOTAL INVESTMENT IN SECURITIES—98.4% (IDENTIFIED COST $623,283,180)			611,634,781
		OTHER ASSETS AND LIABILITIES - NET—1.6%[8]			10,218,366
		TOTAL NET ASSETS—100%			$ 621,853,147

At June 30, 2019, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold:
7/9/2019	Citibank N.A.	1,465,000 EUR	$1,687,296	$ 20,448
8/2/2019	State Street Bank & Trust Co.	1,438,536 EUR	$1,641,843	$ 1,883
9/4/2019	State Street Bank & Trust Co.	1,392,238 EUR	$1,588,964	$ (2,150)
9/10/2019	Citibank N.A.	1,968,000 EUR	$2,278,592	$ 28,454
9/17/2019	Barclays Bank PLC Wholesale	11,000,000,000 IDR	$ 755,131	$(16,784)
9/17/2019	Barclays Bank PLC Wholesale	64,961,000,000 IDR	$4,469,281	$(89,303)
9/19/2019	State Street Bank & Trust Co.	377,264 EUR	$ 430,695	$ (948)
10/2/2019	State Street Bank & Trust Co.	1,361,564 EUR	$1,560,836	$ 1,491
10/9/2019	Citibank N.A.	493,000 EUR	$ 572,232	$ 7,320
10/17/2019	State Street Bank & Trust Co.	1,300,300 EUR	$1,465,610	$(25,262)
11/8/2019	Citibank N.A.	990,000 EUR	$1,151,966	$ 14,979
11/19/2019	HSBC Bank USA	505,818 EUR	$ 580,369	$ (1,033)
12/19/2019	HSBC Bank USA	126,798 EUR	$ 145,839	$ (239)
12/20/2019	Bank of New York Mellon	4,065,000 EUR	$4,773,160	$ 89,710
1/22/2020	HSBC Bank USA	254,308 EUR	$ 293,404	$ (278)
4/22/2020	Bank of America, N.A.	5,000,000 EUR	$5,827,570	$ 18,265
6/12/2020	Citibank N.A.	4,600,000 EUR	$5,332,053	$(30,193)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$ 16,360
The average value at settlement date receivable of foreign exchange contracts sold by the Fund throughout the period was $395,612. This is based on the contracts held as of each month-end throughout the three-month period.
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2019	84,012,725
Purchases/Additions	154,508,344
Sales/Reductions	(75,820,896)
Balance of Shares Held 6/30/2019	162,700,173
Value	$162,748,983
Change in Unrealized Appreciation/Depreciation	$ 20,097
Net Realized Gain/(Loss)	$ (1,088)
Dividend Income	$ 629,640
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2019, these restricted securities amounted to $448,885,798, which represented 72.2% of total net assets.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Issuer in default.
4	Non-income-producing security.
5	Principal amount and/or interest were not paid upon final maturity.
6	Fair value determined by a valuation committee using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
7	7-day net yield.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2019.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The pricing service bases their evaluations for the majority of Fund investments on indications of values from banks that make project and trade finance loans, weighted based on the accuracy of their historical indications and other factors to arrive at a price evaluation. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security.
Although the factors on which pricing services base their evaluations generally consist of observable inputs, certain fixed-income securities, such as trade finance agreements, are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, pricing services frequently cannot rely on executed trade prices to support their evaluations of these securities and must necessarily rely more heavily on unobservable inputs. In such circumstances, the Fund may classify securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$ —	$ —	$448,885,798	$448,885,798
Investment Company	162,748,983	—	—	162,748,983
TOTAL SECURITIES	$162,748,983	$ —	$448,885,798	$611,634,781
Other Financial Instruments[1]
Assets	$ —	$ 182,550	$ —	$ 182,550
Liabilities	—	(166,190)	—	(166,190)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ —	$ 16,360	$ —	$ 16,360
1	Other financial instruments are foreign exchange contracts.
The Fund uses a pricing service to provide price evaluations for Level 3 asset-backed securities, trade finance agreements and foreign government/agencies. The majority of price evaluations provided by the pricing service are based on market quotes provided by market specialists which are unobservable, and a portion of the evaluations are extrapolated from quotes for similar credits in similar regions. Due to specialists' inputs being proprietary and unobservable in the market place, these investments are determined to be Level 3 securities. Periodic reviews of third-party pricing services', including this particular pricing service's policies, procedures and valuation methods are conducted in accordance with procedures adopted by the Trustees.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Asset-Backed Security	Investments in Trade Finance Agreements
Balance as of 3/31/2019	$ 193,570	$ 498,487,787
Accrued discount/premiums	146	391,014
Realized gain (loss)	0	(7,590,997)
Change in unrealized appreciation (depreciation)	729	8,168,236
Purchases	—	110,182,427
(Sales)	(194,445)	(160,752,669)
Balance as of 6/30/2019	$ 0	$ 448,885,798
The total change in unrealized appreciation (depreciation) attributable to investments still held at 6/30/2019	$ NA	$ (96,137)
The following acronyms are used throughout this portfolio:
CJSC	—Closed Joint-Stock Company
EUR	—EURO Currency
IDR	—Indonesian Rupiah
LIBOR	—London Interbank Offered Rate